COMMITMENTS - Bridge Securities Purchase Agreement (Details)		9 Months Ended		12 Months Ended
	Oct. 06, 2022 USD ($) instrument $ / shares shares	Sep. 30, 2024 USD ($) $ / shares	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Jun. 24, 2024 $ / shares shares
RELATED PARTY TRANSACTIONS
Number of shares for each warrant | shares						1
Exercise price of warrants (in dollars per share) | $ / shares		$ 9.65				$ 11.50
Outstanding balance, promissory note		$ 1,939,783		$ 220,000
Amortized debt discount		$ 7,000	$ 93,000
Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of shares for each warrant | shares				1
Exercise price of warrants (in dollars per share) | $ / shares				$ 11.50
Amount of proceeds received				$ 100,000	$ 800,000
Amount of direct cost attributable to the financing					$ 61,800
Bridge Warrants
RELATED PARTY TRANSACTIONS
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50	$ 11.50
Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Warrants outstanding	$ 8,552
Net of offering cost	$ 613
Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares					173,913
Sale of common stock (in shares) | shares					30,000
Interest expense paid and recorded				429,007	$ 125,980
Bridge Securities Purchase Agreement | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Sale of common stock (in shares) | shares	30,000
Amortizable debt discount	$ 443,665
Amount of financing costs	40,811
Warrants outstanding	284,424
Net of offering cost	$ 20,376
Bridge Securities Purchase Agreement | Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Number of warrants issued | shares	173,913
Number of shares for each warrant | shares	1
Exercise price of warrants (in dollars per share) | $ / shares	$ 11.50
Relative value attributed to the Bridge Warrants	$ 9,165
Relative value attributed to the Bridge Shares	304,800
Originally issued discount	88,889
Bridge Securities Purchase Agreement | Bridge Notes | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Aggregate principal amount	2,222,222
Amount allocated	$ 888,889
Annual fixed interest rate (in percentage)	10.00%
Percentage of unpaid principal due and payable if PIPE Financing closes in connection with the closing of the Business Combination	110.00%
Percentage of guaranteed interest due and payable if PIPE Financing closes in connection with the closing of the Business Combination	10.00%
Number of instruments for which relative fair value basis used | instrument	3
Fair value of PIPE Forward Contract	$ 278,404
Amount of proceeds received	738,200
Amount of direct cost attributable to the financing	61,800
Amount allocated to the principal balance of the note	$ 610,485
Interest expense paid and recorded				$ 429,007
Bridge Securities Purchase Agreement | Bridge Notes | Bridge Warrants | Digital Health Acquisition Corp.
RELATED PARTY TRANSACTIONS
Original issue discount (in percent)	10.00%